Schedule of Supplemental Information Related to Operating Leases (Details) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022	Dec. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Operating lease costs during the year	$ 204	$ 273	$ 758	[1]	$ 727	[1]
Cash payments included in the measurement of operating lease liabilities during the year			$ 362		$ 351		$ 469	$ 2,787
Weighted-average remaining lease term (in years) as of period-end	1 year 3 days	2 years 3 days	1 year 3 days		2 years 3 days		1 year 9 months	2 years 9 months
Weighted-average discount rate during the period	9.90%	9.90%	9.90%		9.90%		9.90%	9.90%

[1]	Operating lease costs is presented net of sublease income that is not material.